Other Current Liability - Summary of Other Current Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous Current Liabilities [Abstract]
Liabilities arising from contracts with customers	$ 216	$ 756
Dividend payable	674	565
Deferred government grant		318
Onerous contracts provisions	238	42	$ 555
Other current liabilities	1,228	1,591
Total	$ 2,356	$ 3,272